INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 6: INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	June 30,	December 31,
	2015	2014
Copyrights	$915,962	$895,092
Software	26,290	25,691
Trademark	6,801	6,646
Patent	163	159
	949,216	927,588
Accumulated amortization	(926,357)	(898,548)
Intangible assets, net	$22,859	$29,040

Intangible assets amounted to $22,859 and $29,040 as of June 30, 2015 and December 31, 2014, respectively, mainly consisted of copyrights and software acquired, and trademark.

Copyrights

Copyrights mainly include the copyrights of multiple films and pictures acquired from June 2007 to October 2009, and during the year ended December 31, 2013, with the total purchase amount of NT$28,284,903 (approximately $915,962). Copyrights are amortized based on their determined useful life, and tested annually for impairment. The amortization period ranges from 2 to 10 years. Amortization expense related to copyrights was $1,297 and $1,341 for the three months ended June 30, 2015 and 2014, respectively. Amortization expense related to copyrights was $2,564 and $7,084 for the six months ended June 30, 2015 and 2014, respectively.

For the three months ended June 30, 2015 and 2014, total amortization expense amounted to $3,427 and $3,499, respectively. For the six months ended June 30, 2015 and 2014, total amortization expense amounted to $6,793 and $11,386, respectively.

Estimated amortization for the next five years and thereafter is as follows:

As of June 30,	Amount
2016	$13,591
2017	5,947
2018	3,185
2019	136
$22,859

NOTE 6: INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31,	December 31,
	2014	2013
Copyrights	$895,092	$948,203
Software	25,691	27,215
Trademark	6,646	7,041
Patent	159	-
	927,588	982,459
Accumulated amortization	(898,548)	(933,204)
Intangible assets, net	$29,040	$49,255

Intangible assets amounted to $29,040 and $49,255 as of December 31, 2014 and 2013, respectively, mainly consisted of copyrights and software acquired, and trademark.

Copyrights

Copyrights mainly include the copyrights of multiple films and pictures acquired from June 2007 to October 2009, and during the year ended December 31, 2014, with the total purchase amount of NT$28,284,903 (approximately $895,092). Copyrights are amortized based on their determined useful life, and tested annually for impairment. The amortization period ranges from 2 to 10 years. Amortization expense related to copyrights was $9,697 and $69,831 for the years ended December 31, 2014 and 2013, respectively.

For the years ended December 31, 2014 and 2013, total amortization expense amounted to $18,371 and $70,923, respectively.

Estimated amortization for the next five years and thereafter is as follows:

As of December 31,	Amount
2015	$13,342
2016	9,590
2017	5,725
2018	383
$29,040